ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)			1 Months Ended							0 Months Ended		12 Months Ended	1 Months Ended						1 Months Ended	0 Months Ended	1 Months Ended			0 Months Ended		0 Months Ended			0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jul. 31, 2012 Individual Shareholders of Visiondigi Visiondigi USD ($) item	Jul. 31, 2012 Individual Shareholders of Visiondigi Visiondigi CNY	Apr. 30, 2011 Individual Shareholders of Visiondigi Visiondigi	Jul. 31, 2012 Ningbo Sunny Visiondigi USD ($)	Jul. 31, 2012 Ningbo Sunny Visiondigi CNY	Jan. 31, 2010 Ningbo Sunny Visiondigi USD ($)	Jan. 31, 2010 Ningbo Sunny Visiondigi CNY	Dec. 29, 2008 Vimicro Tianjin Tianjin SAMC USD ($)	Dec. 29, 2008 Vimicro Tianjin Tianjin SAMC CNY	Dec. 31, 2013 Vimicro China item	Mar. 31, 2010 Vimicro China Visiondigi USD ($)	Mar. 31, 2010 Vimicro China Visiondigi CNY	Jan. 31, 2010 Vimicro China Visiondigi USD ($)	Jan. 31, 2010 Vimicro China Visiondigi CNY	Jul. 31, 2012 Vimicro China Visiondigi	Jul. 27, 2009 Vimicro China Visiondigi	Jul. 31, 2012 Vimicro China Individual third party Visiondigi CNY	Jun. 30, 2009 Vimicro China VMF CNY	Mar. 31, 2010 Vimicro China Investors Visiondigi USD ($)	Mar. 31, 2010 Vimicro China Investors Visiondigi CNY	Jul. 27, 2009 Vimicro China Individual Shareholders of Visiondigi	Jul. 27, 2009 Vimicro China Individual Shareholders of Visiondigi Visiondigi item	Jul. 31, 2012 Vimicro China Individual Shareholders of Visiondigi Visiondigi	Dec. 29, 2008 Vimicro China Vimicro Tianjin USD ($)	Dec. 29, 2008 Vimicro China Vimicro Tianjin CNY	Jun. 30, 2009 Vimicro China Vimicro Tianjin	Jun. 30, 2009 Vimicro China Vimicro Tianjin VMF	Dec. 31, 2013 VIE USD ($)
ORGANIZATION AND PRINCIPAL ACTIVITIES
Equity interest (as a percent)			17.91%	17.91%		34.79%	34.79%			49.99%	49.99%	100.00%					18.00%	61.50%								49.99%	49.99%
Equity interest (as a percent)																							38.50%		18.00%
Percentage of equity interest disposed																			35.26%
Number of wholly owned subsidiaries												4
Contribution in cash as initial registered capital										$ 36,600,000	250,000,000															$ 36,600,000	250,000,000
Option to purchase Tianjin SAMC's ownership interest																				250,000,000
Minimum period to exercise option to purchase ownership interest of investor																				1 year
Exclusive right to acquire beneficial ownership of maximum number of shares																													250,000,000
Ownership interest percentage reserved for equity award scheme																												15.00%
Number of individuals involved in forming majority owned consolidated subsidiaries			3	3																				3
Amount invested by investee								2,900,000	20,000,000
Consideration for increasing shareholding			250,000	1,590,000		490,000	3,090,000								1,400,000	9,850,000
Ownership percentage of shareholding transferred as per agreement between shareholders					7.00%
Increase in cash contribution by investors													800,000	5,300,000							1,500,000	10,000,000
Ownership interest percentage before increase in investment			15.89%	15.89%		30.85%	30.85%
Consideration from disposal of equity interest																			310,686,000
Indirect shareholding interest held at cost (as a percent)																									5.97%
Current assets	109,741,000	103,503,000																												1,521,000
Shareholder's equity	$ 64,940,000	$ 78,073,000																												$ 1,514,000